Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Financial result and exchange gains/(losses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to consolidated statement of profit and loss and other comprehensive income
Interest income on bank deposits	€ 1,371	€ 165	€ 61
Net gains on current financial assets at FVTPL	2,323	210	12
Realized gain on non-current financial assets		875
Financial income	3,694	1,250	73
Realized exchange gains/(losses)	1,355
Unrealized exchange gains/(losses)	10,953	(5,797)	(31)
Exchange gains/(losses)	€ 12,308	€ (5,797)	€ (31)